Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 6 – Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31,
(in thousands USD)	2021	2020
Computer equipment	$4,210	$3,727
Leasehold improvements	2,179	2,333
Furniture and equipment	1,691	1,631
Computer software	2,240	1,475
Transportation equipment	55	107
	10,375	9,273
Less: accumulated depreciation	(7,268)	(5,845)
Property and equipment, net	$3,107	$3,428

Depreciation expense was $1.2 million and $1.0 million for the years 2021 and 2020, respectively. The Company did not recognize impairment charges related to property and equipment in 2021 and 2020.